Note 6 - Term Loans Payable	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of short-term loans payable [text block]
6.	TERM LOANS PAYABLE

	March 31, 2024	March 31, 2023	March 31, 2022

Loan payable on demand, unsecured with no interest and no fixed term	$-	$-	$2,500
Loan payable on demand, unsecured with 10% interest per annum and no fixed term	5,000	5,000	5,000
Loan payable on May 10, 2024, secured, with 11.35% interest per annum	1,133,520	1,143,998	-
US $50,000 promissory note, repaid during the current period	-	67,717	-

Total payable	$1,138,520	1,216,715	7,500
Short-term portion	1,138,520	1,216,715	7,500

During the year ended March 31, 2023, the Company entered into a loan agreement with a related party to borrow $1,145,520, inclusive of a prior advance of $145,520 (collectively, the “Loan”), included in short-term loans payable, with Jason Barnard, CEO, and Christina Barnard, COO, of the Company.  The Loan accrues interest at a rate of 11.35% (amended on May 1, 2023 from 8.35%), payable monthly, and matures on May 10, 2025 (amended on May 1, 2023 from May 10, 2023 to May 10, 2024, and then further amended on April 26, 2024 from May 10, 2024 to May 10, 2025). The Loan is secured against all of the assets of the Company. The Company incurred and paid an aggregate of $126,606 (2023 - $88,000; 2022 - $NIL) in interest on the Loan during the year ended March 31, 2024.  During the year ended March 31, 2023, the Company wrote off a loan of $2,500.